Collaboration and License Agreement with Incyte - Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities (Detail) - Financial liabilities from collaborations [member]
€ in Millions
12 Months Ended
Dec. 31, 2020 EUR (€)
Change In Price Obtained In The Market Revenue Related [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	€ 13.8
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	(13.8)
Change In Patient Numbers And Number Of Doses Administered Revenue Related [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	12.7
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	(12.6)
Change In Manufacturing Costs And Costs Related Components Cost Related [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(7.2)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	7.2
Change In Patient Numbers And Number Of Doses Administered Cost Related [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(1.2)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	1.2
Discount rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(43.1)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	€ 47.7